Fair Value Measurement - Schedule of Recurring Fair Value Measurements (Details) - Fair Value, Recurring [Member] - CNY (¥)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Recurring Fair Value Measurements [Line Items]
Balance		¥ (38,755,351)	¥ (4,455,769)	¥ (53,564,463)
Additions		(29,690,163)	(11,845,331)	(53,016,548)
Extinguishment upon settlement		36,955,383
Fair value change		17,101,260	(1,875,889)	(60,764,404)
Change in fair value recognized in general and administrative expenses			92,796	875,763
Extinguishment upon contingent consideration readily to settle			551,641
Extinguishment loss due to a shareholder loan modification				(5,880,660)
Extinguishment upon conversion/exercise				162,980,221
Extinguishment upon purchase consideration settlement/readily to settle			(18,492,454)	1,810,819
Foreign exchange translation		(35,252)	(2,730,345)	3,103,503
Balance		(14,424,123)	(38,755,351)	(4,455,769)
Warrant liabilities [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance	[1]	(5,747,884)	(8,531,114)	(9,278,026)
Additions	[1]			(143,894,898)
Extinguishment upon settlement	[1]
Fair value change	[1]	5,727,015	3,464,922	(23,025,692)
Change in fair value recognized in general and administrative expenses	[1]
Extinguishment upon contingent consideration readily to settle	[1]
Extinguishment loss due to a shareholder loan modification	[1]			(5,880,660)
Extinguishment upon conversion/exercise	[1]			171,533,116
Extinguishment upon purchase consideration settlement/readily to settle	[1]
Foreign exchange translation	[1]	(66,410)	(681,692)	2,015,046
Balance	[1]	(87,279)	(5,747,884)	(8,531,114)
Option liability [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance	[1]	(12,762,104)	(17,632,261)
Additions	[1]			(25,859,359)
Extinguishment upon settlement	[1]
Fair value change	[1]	12,572,815	6,305,349	7,889,251
Change in fair value recognized in general and administrative expenses	[1]
Extinguishment upon contingent consideration readily to settle	[1]
Extinguishment loss due to a shareholder loan modification	[1]
Extinguishment upon conversion/exercise	[1]
Extinguishment upon purchase consideration settlement/readily to settle	[1]
Foreign exchange translation	[1]	189,289	(1,435,192)	337,847
Balance	[1]		(12,762,104)	(17,632,261)
Convertible loans [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance		(18,846,932)	(6,072,237)	(44,286,437)
Additions		(29,690,163)	(10,446,900)	(2,496,712)
Extinguishment upon settlement		35,593,895
Fair value change		(1,235,513)	(1,714,334)	(775,963)
Change in fair value recognized in general and administrative expenses
Extinguishment upon contingent consideration readily to settle
Extinguishment loss due to a shareholder loan modification
Extinguishment upon conversion/exercise				40,736,265
Extinguishment upon purchase consideration settlement/readily to settle
Foreign exchange translation		(158,131)	(613,461)	750,610
Balance		(14,336,844)	(18,846,932)	(6,072,237)
Contingent Consideration Payables [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance			(644,437)
Additions				(3,331,019)
Extinguishment upon settlement
Fair value change
Change in fair value recognized in general and administrative expenses			92,796	875,763
Extinguishment upon contingent consideration readily to settle			551,641
Extinguishment loss due to a shareholder loan modification
Extinguishment upon conversion/exercise
Extinguishment upon purchase consideration settlement/readily to settle				1,810,819
Foreign exchange translation
Balance				(644,437)
Prepaid forward contracts [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance
Additions				94,141,160
Extinguishment upon settlement
Fair value change				(44,852,000)
Change in fair value recognized in general and administrative expenses
Extinguishment upon contingent consideration readily to settle
Extinguishment loss due to a shareholder loan modification
Extinguishment upon conversion/exercise				(49,289,160)
Extinguishment upon purchase consideration settlement/readily to settle
Foreign exchange translation
Balance
Prepaid consideration for acquisitions [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance			28,424,280
Additions				28,424,280
Extinguishment upon settlement
Fair value change			(9,931,826)
Change in fair value recognized in general and administrative expenses
Extinguishment upon contingent consideration readily to settle
Extinguishment loss due to a shareholder loan modification
Extinguishment upon conversion/exercise
Extinguishment upon purchase consideration settlement/readily to settle			(18,492,454)
Foreign exchange translation
Balance				28,424,280
Payable for acquisition of Lin’s [Member]
Schedule of Recurring Fair Value Measurements [Line Items]
Balance		(1,398,431)
Additions			(1,398,431)
Extinguishment upon settlement		1,361,488
Fair value change		36,943
Change in fair value recognized in general and administrative expenses
Extinguishment upon contingent consideration readily to settle
Extinguishment loss due to a shareholder loan modification
Extinguishment upon conversion/exercise
Extinguishment upon purchase consideration settlement/readily to settle
Foreign exchange translation
Balance			¥ (1,398,431)

[1]	The Option liability was expired in February 2023, the Class A OS Warrant was expired in September 2023.